6. PROPERTY DEPOSITS	12 Months Ended
Dec. 31, 2017
Notes
6. PROPERTY DEPOSITS

6. PROPERTY DEPOSITS

As of December 31, 2017, the Company had a total of $177,613 (€118,000) (December 31, 2016: $218,202 (€154,000)) of cash pledged for its exploration licenses in Portugal.  The advances to the Portuguese regulatory authorities are refundable to the Company, subject to completion of the work obligations described in the exploration license applications.